PENSION LIABILITIES, NET (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Liability, Defined Benefit Plan [Abstract]
2021	$ 191
2022	164
2023	156
2024	149
2025 and thereafter	1,850
Expected benefit payments, total	$ 2,510